CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) $ in Thousands	8.75% Series A Preferred Units [Member]	Common units public [Member]	Common Units Hoegh LNG [Member]	Subordinated Units Hoegh LNG [Member]	AOCI Attributable to Parent [Member]	Non-controlling interest [Member]	Total
Balance at Dec. 31, 2016	$ 0	$ 321,091	$ 6,849	$ 42,586	$ (5,736)	$ 0	$ 364,790
Non-controlling interest acquired from the purchase of the Hoegh Grace entities	0	0	0	0	0	88,561	88,561
Net income	2,480	24,217	3,055	19,030	0	10,408	59,190
Cash distributions to unitholders	0	(30,039)	(3,741)	(23,257)	0	0	(57,037)
Cash distributions to non-controlling interest	0	0	0	0	0	(9,457)	(9,457)
Cash contribution from Hoegh LNG	0	0	315	1,760	0	0	2,075
Refund of indemnification received from Hoegh LNG	0	0	(213)	(1,321)	0	0	(1,534)
Other comprehensive income	0	0	0	0	2,602	386	2,988
Net proceeds from public offering and issuance of Series A preferred units	110,924	0	0	0	0	0	110,924
Acquisition of non-controlling interest from the purchase of the Hoegh Grace entities	0	0	0	0	0	(89,898)	(89,898)
Difference between net book value of acquired non-controlling interest and consideration paid	0	1,528	183	1,139	386	0	3,236
Issuance of units for Board of Directors' fees	0	189	0	0	0	0	189
Other and contributions from owners	0	163	65	404	0	0	632
Balance at Dec. 31, 2017	113,404	317,149	6,513	40,341	(2,748)	0	474,659
Net income	12,303	34,409	4,257	26,653	0	0	77,622
Cash distributions to unitholders	(13,107)	(31,211)	(3,881)	(24,298)	0	0	(72,497)
Cash contribution from Hoegh LNG	0	0	234	1,467	0	0	1,701
Refund of indemnification received from Hoegh LNG	0	0	(325)	(2,028)	0	0	(2,353)
Other comprehensive income	0	0	0	0	(2,589)	0	(2,589)
Net proceeds from issuance of common units	0	4,563	0	0	0	0	4,563
Net proceeds from public offering and issuance of Series A preferred units	38,659	0	0	0	0	0	38,659
Issuance of units for Board of Directors' fees	0	200	0	0	0	0	200
Other and contributions from owners	0	140	46	286	0	0	472
Balance at Dec. 31, 2018	151,259	325,250	6,844	42,421	(5,337)	0	520,437
Net income	13,850	20,186	12,973	5,732	0	0	52,741
Cash distributions to unitholders	(13,692)	(31,663)	(10,051)	(18,398)	0	0	(73,804)
Refund of indemnification received from Hoegh LNG	0	0	(9)	(55)	0	0	(64)
Conversion of subordinated units to common units	0	0	29,837	(29,837)	0	0	0
Other comprehensive income	0	0	0	0	(12,606)	0	(12,606)
Net proceeds from issuance of common units	0	1,029	0	0	0	0	1,029
Net proceeds from public offering and issuance of Series A preferred units	13,065	0	0	0	0	0	13,065
Issuance of units for Board of Directors' fees	0	194	0	0	0	0	194
Other and contributions from owners	0	180	201	137	0	0	518
Balance at Dec. 31, 2019	$ 164,482	$ 315,176	$ 39,795	$ 0	$ (17,943)	$ 0	$ 501,510